Quarterly portfolio holdings
John Hancock
Short Duration Bond Fund
Fixed income
February 28, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 9.4%				$142,212,290
(Cost $140,441,002)
U.S. Government 9.4%				142,212,290
U.S. Treasury
Note	3.750	04-15-28	38,466,000	38,745,479
Note	3.875	12-31-27	1,366,000	1,377,259
Note	4.125	07-31-28	15,714,000	15,984,084
Note	4.250	06-30-29	49,012,000	50,285,155

Note	4.375	08-31-28	35,000,000	35,820,313
Foreign government obligations 1.0%				$15,335,552
(Cost $15,196,301)
Oman 0.3%				5,252,205
Sultanate of Oman Bond (A)	6.000	08-01-29	5,000,000	5,252,205
Panama 0.2%				2,842,800
Republic of Panama Bond	3.160	01-23-30	3,000,000	2,842,800
Saudi Arabia 0.5%				7,240,547
Kingdom of Saudi Arabia
Bond (A)	4.125	01-12-29	2,500,000	2,509,998

Bond (A)	5.125	01-13-28	4,636,000	4,730,549
Corporate bonds 66.4%				$1,001,867,678
(Cost $992,278,051)
Communication services 4.7%				70,766,793
Diversified telecommunication services 1.9%
AT&T, Inc.	4.350	03-01-29	4,000,000	4,045,009
Frontier Communications Holdings LLC (A)	8.625	03-15-31	3,000,000	3,134,217
GCI LLC (A)	4.750	10-15-28	4,500,000	4,421,543
IHS Holding, Ltd. (A)(B)	6.250	11-29-28	2,500,000	2,507,790
IHS Holding, Ltd. (A)	7.875	05-29-30	1,716,000	1,796,656
Iliad Holding SAS (A)	7.000	10-15-28	4,000,000	4,050,408
NTT Finance Corp. (A)	4.620	07-16-28	4,500,000	4,567,983
Sitios Latinoamerica SAB de CV (A)	6.000	11-25-29	4,000,000	4,140,000
Entertainment 0.5%
Discovery Global Holdings, Inc.	3.755	03-15-27	1,706,000	1,700,694
Discovery Global Holdings, Inc.	4.054	03-15-29	2,000,000	1,978,740
Roblox Corp. (A)	3.875	05-01-30	2,000,000	1,909,833
WMG Acquisition Corp. (A)	3.875	07-15-30	2,500,000	2,399,600
Interactive media and services 0.5%
Alphabet, Inc.	3.700	02-15-29	7,606,000	7,613,362
Media 1.2%
CCO Holdings LLC (A)	5.000	02-01-28	2,050,000	2,045,580
CCO Holdings LLC (A)	5.125	05-01-27	1,796,000	1,795,598
Gray Media, Inc. (A)(B)	10.500	07-15-29	1,500,000	1,608,107
News Corp. (A)	3.875	05-15-29	3,500,000	3,414,527
Paramount Global	3.375	02-15-28	1,000,000	966,411
Paramount Global	3.700	06-01-28	3,995,000	3,866,697
Sirius XM Radio LLC (A)	5.000	08-01-27	1,500,000	1,499,116
Virgin Media Secured Finance PLC (A)(B)	5.500	05-15-29	2,500,000	2,427,074
Wireless telecommunication services 0.6%
Millicom International Cellular SA (A)	5.125	01-15-28	3,600,000	3,591,155
Millicom International Cellular SA (A)(B)	6.250	03-25-29	3,150,000	3,169,133
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%) (B)	7.000	04-04-79	2,000,000	2,117,560
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 5.4%				$82,144,521
Automobile components 0.1%
Dealer Tire LLC (A)(B)	8.000	02-01-28	1,250,000	1,237,513
Automobiles 1.9%
Ford Motor Credit Company LLC	4.125	08-17-27	4,500,000	4,483,041
Ford Motor Credit Company LLC	5.113	05-03-29	6,500,000	6,563,156
General Motors Financial Company, Inc. (B)	4.200	10-27-28	3,000,000	3,011,458
General Motors Financial Company, Inc.	5.800	01-07-29	5,500,000	5,743,956
Hyundai Capital America (A)	4.250	09-18-28	3,000,000	3,014,365
Hyundai Capital America (A)	5.300	03-19-27	2,000,000	2,027,478
Stellantis Financial Services US Corp. (A)	4.950	09-15-28	3,500,000	3,528,807
Broadline retail 0.6%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	3,000,000	3,013,872
Nordstrom, Inc.	4.000	03-15-27	3,000,000	2,976,014
Rakuten Group, Inc. (A)	9.750	04-15-29	3,000,000	3,327,485
Hotels, restaurants and leisure 1.6%
Carnival Corp. (A)	4.000	08-01-28	4,447,000	4,416,555
Carnival Corp. (A)	5.125	05-01-29	3,072,000	3,116,086
Las Vegas Sands Corp.	5.900	06-01-27	3,000,000	3,052,475
MGM Resorts International	4.750	10-15-28	1,948,000	1,949,134
Royal Caribbean Cruises, Ltd.	3.700	03-15-28	3,461,000	3,440,391
Royal Caribbean Cruises, Ltd. (A)	5.375	07-15-27	2,185,000	2,201,668
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	1,000,000	1,021,800
Travel + Leisure Company (A)	4.625	03-01-30	4,000,000	3,906,697
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,005,686
Household durables 0.4%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	2,000,000	1,937,415
Century Communities, Inc. (A)	3.875	08-15-29	2,000,000	1,906,734
LG Electronics, Inc. (A)	5.625	04-24-27	2,500,000	2,544,634
Specialty retail 0.8%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	3,000,000	2,953,269
Global Auto Holdings, Ltd. (A)(B)	8.375	01-15-29	3,000,000	2,871,930
Lithia Motors, Inc. (A)(B)	3.875	06-01-29	3,000,000	2,899,885
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,993,017
Consumer staples 1.2%				17,712,481
Beverages 0.2%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	3,014,208
Food products 0.9%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	5,428,000	5,690,476
BRF SA (A)	4.875	01-24-30	2,000,000	1,943,199
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,500,000	2,499,287
NBM US Holdings, Inc. (A)	6.625	08-06-29	2,500,000	2,525,175
Personal care products 0.1%
BellRing Brands, Inc. (A)	7.000	03-15-30	2,000,000	2,040,136
Energy 6.4%				97,188,450
Oil, gas and consumable fuels 6.4%
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	2,000,000	2,005,836
Azule Energy Finance PLC (A)	8.125	01-23-30	3,000,000	3,042,720
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,506,615
Columbia Pipelines Holding Company LLC (A)	6.042	08-15-28	6,000,000	6,271,839
Comstock Resources, Inc. (A)	5.875	01-15-30	1,500,000	1,445,616
Comstock Resources, Inc. (A)	6.750	03-01-29	2,500,000	2,490,335
Continental Resources, Inc.	4.375	01-15-28	7,100,000	7,113,389
Diamondback Energy, Inc.	5.200	04-18-27	5,000,000	5,064,187
DT Midstream, Inc. (A)	4.125	06-15-29	4,500,000	4,468,371
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,500,000	$2,544,403
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	3,000,000	3,056,781
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	3,800,000	3,756,300
Energy Transfer LP	5.500	06-01-27	4,000,000	4,060,480
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (C)	6.500	11-15-26	3,273,000	3,287,255
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (C)	6.625	02-15-28	3,000,000	3,038,721
EQT Corp.	4.500	01-15-29	3,000,000	3,026,032
Genesis Energy LP	8.250	01-15-29	3,000,000	3,131,835
MPLX LP	4.000	03-15-28	3,000,000	3,003,572
Ovintiv, Inc.	5.650	05-15-28	2,000,000	2,071,805
Repsol E&P Capital Markets US LLC (A)	4.805	09-16-28	4,167,000	4,227,333
South Bow USA Infrastructure Holdings LLC	4.911	09-01-27	3,000,000	3,032,403
Sunoco LP (A)	5.875	07-15-27	5,300,000	5,312,068
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,766,693
Var Energi ASA (A)	5.000	05-18-27	3,000,000	3,027,597
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,698,557
Venture Global LNG, Inc. (A)	8.125	06-01-28	4,000,000	4,104,340
Whistler Pipeline LLC (A)	5.400	09-30-29	3,500,000	3,633,367
Financials 26.1%				393,297,230
Banks 13.5%
Bank Hapoalim BM (A)	4.722	07-14-29	2,660,000	2,661,982
Bank of America Corp. (4.623% to 5-9-28, then Overnight SOFR + 1.110%)	4.623	05-09-29	8,500,000	8,620,641
Bank of America Corp. (4.979% to 1-24-28, then Overnight SOFR + 0.830%)	4.979	01-24-29	3,000,000	3,053,598
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	3,000,000	3,198,919
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(C)	9.250	11-17-27	3,000,000	3,204,768
Citigroup, Inc. (3.887% to 1-10-27, then 3 month CME Term SOFR + 1.825%)	3.887	01-10-28	2,500,000	2,496,530
Citigroup, Inc.	4.450	09-29-27	1,000,000	1,006,038
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	3,684,000	3,795,927
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (C)	6.250	08-15-26	4,000,000	4,018,448
Citizens Financial Group, Inc. (5.841% to 1-23-29, then Overnight SOFR + 2.010%)	5.841	01-23-30	5,411,000	5,657,949
Credit Agricole SA (4.631% to 9-11-27, then Overnight SOFR + 1.210%) (A)	4.631	09-11-28	3,000,000	3,025,612
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	3,044,313
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	6,000,000	6,309,284
Fifth Third Bank NA (4.967% to 1-28-27, then Overnight SOFR + 0.810%)	4.967	01-28-28	5,000,000	5,042,761
First-Citizens Bank & Trust Company	6.125	03-09-28	3,000,000	3,105,772
HSBC USA, Inc.	4.650	06-03-28	3,333,000	3,389,197
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	6,000,000	6,043,463
ING Groep NV (3.875% to 11-16-27, then 5 Year CMT + 2.862%) (C)	3.875	05-16-27	4,000,000	3,904,663
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	15,000,000	15,159,561
JPMorgan Chase & Co. (5.299% to 7-24-28, then Overnight SOFR + 1.450%)	5.299	07-24-29	5,000,000	5,146,455
KeyBank NA	5.850	11-15-27	6,500,000	6,693,413
Lloyds Banking Group PLC (4.818% to 6-13-28, then 1 Year CMT + 0.830%)	4.818	06-13-29	3,500,000	3,559,237
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,530,809
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (C)	6.750	06-27-26	4,507,000	4,534,285
M&T Bank Corp. (4.833% to 1-16-28, then Overnight SOFR + 0.930%)	4.833	01-16-29	2,073,000	2,106,676
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)(C)	5.125	11-01-26	5,471,000	5,476,285
Pinnacle Bank	5.625	02-15-28	2,241,000	2,288,574
Popular, Inc. (B)	7.250	03-13-28	5,250,000	5,479,903
Royal Bank of Canada (3.995% to 11-3-27, then Overnight SOFR + 0.700%)	3.995	11-03-28	3,000,000	3,004,302
Santander UK Group Holdings PLC (4.320% to 9-22-28, then SOFR Compounded Index + 1.070%)	4.320	09-22-29	3,000,000	3,010,422
Societe Generale SA (4.450% to 4-12-29, then Overnight SOFR + 1.096%) (A)	4.450	04-12-30	3,000,000	3,013,638
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(B)(C)	10.000	11-14-28	5,000,000	5,519,020
The Bank of Nova Scotia (8.000% to 1-27-29, then 5 Year CMT + 4.017%)	8.000	01-27-84	3,300,000	3,531,158
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	4,000,000	4,047,964
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	3,630,000	$3,762,528
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	3,300,000	3,452,694
Truist Bank (4.420% to 7-24-27, then Overnight SOFR + 0.770%)	4.420	07-24-28	3,000,000	3,018,717
Truist Financial Corp.	3.875	03-19-29	3,500,000	3,484,371
Truist Financial Corp. (5.100% to 9-1-30, then 10 Year CMT + 4.349%) (B)(C)	5.100	03-01-30	3,661,000	3,702,205
U.S. Bancorp (2.215% to 1-27-27, then Overnight SOFR + 0.730%)	2.215	01-27-28	2,000,000	1,970,186
U.S. Bancorp (4.653% to 2-1-28, then Overnight SOFR + 1.230%)	4.653	02-01-29	3,741,000	3,788,706
U.S. Bank NA (4.730% to 5-15-27, then Overnight SOFR + 0.910%)	4.730	05-15-28	3,000,000	3,029,796
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	4,900,000	5,051,625
Wells Fargo & Company (5.574% to 7-25-28, then Overnight SOFR + 1.740%)	5.574	07-25-29	2,500,000	2,586,381
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	15,000,000	15,274,627
Zions Bancorp NA (B)	3.250	10-29-29	1,500,000	1,426,438
Zions Bancorp NA (4.483% to 2-9-28, then Overnight SOFR + 1.055%)	4.483	02-09-29	3,000,000	3,001,036
Zions Bancorp NA (4.704% to 8-18-27, then Overnight SOFR + 1.155%)	4.704	08-18-28	3,000,000	3,016,563
Capital markets 4.8%
Ares Strategic Income Fund	5.700	03-15-28	7,000,000	7,055,025
Blackstone Private Credit Fund	3.250	03-15-27	4,000,000	3,928,348
Blackstone Private Credit Fund	4.950	09-26-27	1,500,000	1,499,524
Blackstone Secured Lending Fund	5.875	11-15-27	2,500,000	2,542,410
Deutsche Bank AG (4.999% to 9-11-29, then Overnight SOFR + 1.700%)	4.999	09-11-30	5,000,000	5,108,283
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%) (B)	5.706	02-08-28	3,000,000	3,044,445
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	3,507,000	3,734,971
HPS Corporate Lending Fund (A)	4.900	09-11-28	2,000,000	1,973,241
HPS Corporate Lending Fund (B)	5.450	01-14-28	4,500,000	4,518,015
Morgan Stanley (4.210% to 4-20-27, then Overnight SOFR + 1.610%)	4.210	04-20-28	6,500,000	6,512,452
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	3,500,000	3,579,452
Morgan Stanley Private Bank NA (4.204% to 11-17-27, then Overnight SOFR + 0.780%)	4.204	11-17-28	3,000,000	3,011,162
State Street Corp. (4.530% to 2-20-28, then Overnight SOFR + 1.018%)	4.530	02-20-29	1,500,000	1,520,236
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (C)	3.700	03-20-26	2,000,000	1,998,907
The Goldman Sachs Group, Inc.	2.600	02-07-30	4,018,000	3,799,892
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month CME Term SOFR + 1.563%)	4.223	05-01-29	2,750,000	2,758,133
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then Overnight SOFR + 1.725%)	4.482	08-23-28	3,750,000	3,775,565
UBS Group AG (4.875% to 2-12-27, then 5 Year CMT + 3.404%) (A)(C)	4.875	02-12-27	3,000,000	2,987,480
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	6,000,000	6,111,204
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(C)	9.250	11-13-28	3,000,000	3,270,212
Consumer finance 1.8%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	6,485,000	6,658,457
Capital One Financial Corp. (3.950% to 9-1-26, then 5 Year CMT + 3.157%) (B)(C)	3.950	09-01-26	3,400,000	3,377,326
Capital One Financial Corp. (6.312% to 6-8-28, then Overnight SOFR + 2.640%)	6.312	06-08-29	8,000,000	8,373,623
IIFL Finance, Ltd. (A)	8.750	07-24-28	2,000,000	2,087,535
OneMain Finance Corp.	6.625	05-15-29	3,500,000	3,573,066
PHH Escrow Issuer LLC (A)	9.875	11-01-29	2,500,000	2,509,948
Financial services 3.3%
Antares Holdings LP (A)	7.950	08-11-28	3,281,000	3,470,310
Apollo Debt Solutions BDC	6.900	04-13-29	1,500,000	1,559,440
Atlas Warehouse Lending Company LP (A)	4.625	11-15-28	4,000,000	4,000,092
Atlas Warehouse Lending Company LP (A)	6.050	01-15-28	5,000,000	5,126,700
Block, Inc. (A)	5.625	08-15-30	2,408,000	2,439,571
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	2,500,000	2,554,448
Corebridge Global Funding (A)	4.650	08-20-27	5,000,000	5,046,752
Enact Holdings, Inc.	6.250	05-28-29	4,000,000	4,197,563
Macquarie Airfinance Holdings, Ltd. (A)	5.200	03-27-28	3,000,000	3,050,210
NMI Holdings, Inc.	6.000	08-15-29	3,000,000	3,111,120
Radian Group, Inc.	6.200	05-15-29	8,203,000	8,611,860
Rocket Mortgage LLC (A)(B)	3.625	03-01-29	4,000,000	3,853,884
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
TrueNoord Capital DAC (A)	8.750	03-01-30	3,000,000	$3,165,525
Insurance 2.3%
AEGON Funding Company LLC (A)	5.500	04-16-27	4,000,000	4,055,815
American National Group, Inc.	5.000	06-15-27	2,500,000	2,514,642
Athene Global Funding (A)	5.516	03-25-27	4,000,000	4,058,887
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	3,737,209
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,500,000	2,527,509
Brown & Brown, Inc.	4.500	03-15-29	3,500,000	3,515,680
CNA Financial Corp.	3.900	05-01-29	3,000,000	2,978,965
CNO Financial Group, Inc. (B)	5.250	05-30-29	5,250,000	5,330,180
CNO Global Funding (A)	4.875	12-10-27	3,000,000	3,028,913
F&G Annuities & Life, Inc.	6.500	06-04-29	1,000,000	1,029,347
GA Global Funding Trust (A)	5.500	01-08-29	2,500,000	2,562,636
Mortgage real estate investment trusts 0.4%
Starwood Property Trust, Inc. (A)(B)	4.375	01-15-27	2,000,000	1,983,162
Starwood Property Trust, Inc. (A)	5.250	10-15-28	3,215,000	3,230,458
Health care 2.3%				34,560,291
Biotechnology 0.3%
Amgen, Inc.	5.150	03-02-28	4,000,000	4,096,325
Health care equipment and supplies 0.7%
Baxter International, Inc.	4.450	02-15-29	2,000,000	2,008,670
GE HealthCare Technologies, Inc.	4.150	12-15-28	4,000,000	4,021,013
Medline Borrower LP (A)	3.875	04-01-29	3,000,000	2,950,534
Varex Imaging Corp. (A)(B)	7.875	10-15-27	2,080,000	2,119,468
Health care providers and services 1.1%
Centene Corp.	2.450	07-15-28	4,500,000	4,240,628
CVS Health Corp.	5.400	06-01-29	4,500,000	4,678,173
Rede D’Or Finance Sarl (A)	4.500	01-22-30	2,500,000	2,436,055
Rede D’Or Finance Sarl (A)	4.950	01-17-28	5,000,000	4,976,710
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV (B)	5.125	05-09-29	3,000,000	3,032,715
Industrials 8.9%				134,243,301
Aerospace and defense 1.1%
Rolls-Royce PLC (A)	5.750	10-15-27	4,500,000	4,602,070
The Boeing Company	3.250	02-01-28	5,500,000	5,434,186
The Boeing Company	6.259	05-01-27	3,000,000	3,073,314
TransDigm, Inc.	4.625	01-15-29	4,000,000	3,988,084
Air freight and logistics 0.3%
Fedex Freight Holding Company, Inc. (A)	4.300	03-15-29	4,000,000	4,009,097
Commercial services and supplies 0.9%
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,500,000	3,473,865
GFL Environmental, Inc. (A)	4.000	08-01-28	3,000,000	2,953,573
GFL Environmental, Inc. (A)	4.750	06-15-29	1,500,000	1,490,278
Prime Security Services Borrower LLC (A)(B)	3.375	08-31-27	4,000,000	3,936,539
RB Global Holdings, Inc. (A)	6.750	03-15-28	2,500,000	2,540,355
Construction and engineering 1.5%
Dycom Industries, Inc. (A)	4.500	04-15-29	2,500,000	2,461,632
HTA Group, Ltd. (A)(B)	7.500	06-04-29	5,000,000	5,162,075
MasTec, Inc. (A)	4.500	08-15-28	7,000,000	6,997,052
Quanta Services, Inc.	4.750	08-09-27	3,000,000	3,032,616
Williams Scotsman, Inc. (A)	6.625	06-15-29	4,500,000	4,648,262
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.6%
Molex Electronic Technologies LLC (A)	4.750	04-30-28	3,000,000	$3,040,864
Regal Rexnord Corp.	6.050	04-15-28	3,000,000	3,110,767
Vertiv Group Corp. (A)	4.125	11-15-28	3,000,000	2,987,884
Ground transportation 0.4%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,474,000	2,470,698
Penske Truck Leasing Company LP (A)	6.050	08-01-28	3,000,000	3,127,416
Passenger airlines 3.0%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	8,712,468
Air Canada 2020-2 Class A Pass Through Trust (A)	5.250	04-01-29	2,050,952	2,101,308
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	2,888,278	2,911,889
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	4,560,377	4,545,278
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	987,099	977,939
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	563,458	548,923
American Airlines 2016-3 Class AA Pass Through Trust	3.000	10-15-28	2,838,564	2,769,551
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	3,798,564	3,729,767
Azul Secured Finance LLP (A)	9.875	02-15-31	575,000	578,594
Delta Air Lines, Inc. (A)	4.750	10-20-28	3,095,785	3,122,555
Delta Air Lines, Inc.	4.950	07-10-28	3,000,000	3,049,869
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	825,584	807,573
United Airlines 2016-1 Class AA Pass Through Trust	3.100	07-07-28	827,235	810,043
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	4,558,488	4,668,049
United Airlines Holdings, Inc.	4.875	03-01-29	2,000,000	2,014,426
United Airlines, Inc. (A)	4.625	04-15-29	4,000,000	3,996,981
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC (B)	3.000	10-29-28	3,000,000	2,918,458
Ashtead Capital, Inc. (A)	4.250	11-01-29	7,500,000	7,461,776
Aviation Capital Group LLC (A)	4.750	04-14-27	3,000,000	3,018,656
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	3,000,000	2,958,571
Information technology 1.6%				24,444,670
Electronic equipment, instruments and components 0.4%
Jabil, Inc.	4.200	02-01-29	3,000,000	3,005,609
TD SYNNEX Corp.	4.300	01-17-29	3,000,000	3,000,727
Semiconductors and semiconductor equipment 0.7%
ON Semiconductor Corp. (A)(B)	3.875	09-01-28	3,000,000	2,936,726
Qorvo, Inc. (B)	4.375	10-15-29	5,725,000	5,635,523
SK Hynix, Inc. (A)	4.250	09-11-28	2,450,000	2,470,031
Software 0.5%
Oracle Corp.	4.200	09-27-29	4,000,000	3,950,870
Oracle Corp.	4.550	02-04-29	3,000,000	3,005,693
WULF Compute LLC (A)(B)	7.750	10-15-30	415,000	439,491
Materials 1.5%				23,023,416
Chemicals 0.1%
CVR Partners LP (A)	6.125	06-15-28	2,500,000	2,493,347
Construction materials 0.2%
James Hardie International Finance DAC (A)(B)	5.000	01-15-28	3,000,000	2,997,068
Containers and packaging 0.4%
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	2,000,000	2,030,660
Graphic Packaging International LLC (A)	3.500	03-01-29	2,000,000	1,912,718
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	2,000,000	2,001,428
Metals and mining 0.8%
CSN Islands XI Corp. (A)(B)	6.750	01-28-28	7,000,000	6,063,381
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,500,000	2,617,500
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Novelis Corp. (A)	4.750	01-30-30	3,000,000	$2,907,314
Real estate 4.0%				59,613,443
Diversified REITs 0.2%
Global Net Lease, Inc. (A)	3.750	12-15-27	2,468,000	2,409,561
Hotel and resort REITs 0.6%
Host Hotels & Resorts LP	4.250	12-15-28	2,000,000	2,008,783
RHP Hotel Properties LP (A)	4.500	02-15-29	2,500,000	2,465,647
XHR LP (A)	4.875	06-01-29	4,000,000	3,945,655
Industrial REITs 0.2%
Trust 2401 (A)(B)	4.869	01-15-30	3,000,000	2,967,150
Office REITs 0.5%
Boston Properties LP	3.400	06-21-29	4,500,000	4,382,630
Piedmont Operating Partnership LP	6.875	07-15-29	2,500,000	2,657,693
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	2,000,000	1,838,481
Specialized REITs 2.4%
American Tower Corp.	3.550	07-15-27	7,500,000	7,462,165
Crown Castle, Inc.	2.900	03-15-27	3,000,000	2,967,297
GLP Capital LP	5.300	01-15-29	4,600,000	4,695,652
Iron Mountain, Inc. (A)	4.875	09-15-29	3,500,000	3,468,187
SBA Communications Corp.	3.125	02-01-29	3,000,000	2,884,415
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,981,622
Uniti Group LP (A)(B)	6.500	02-15-29	2,000,000	1,945,165
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,492,660
VICI Properties LP (A)	3.875	02-15-29	2,000,000	1,971,443
VICI Properties LP	4.750	02-15-28	4,000,000	4,039,763
VICI Properties LP	4.750	04-01-28	3,000,000	3,029,474
Utilities 4.3%				64,873,082
Electric utilities 3.0%
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (C)	5.375	03-09-26	3,000,000	2,999,843
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,000,000	2,010,014
FirstEnergy Corp.	2.650	03-01-30	3,000,000	2,834,300
FirstEnergy Corp.	3.900	07-15-27	4,000,000	4,016,514
Israel Electric Corp., Ltd. (A)	4.250	08-14-28	4,000,000	3,975,202
NextEra Energy Capital Holdings, Inc.	4.685	09-01-27	5,000,000	5,056,698
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	6,297,440
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	3,000,000	3,302,748
Pacific Gas & Electric Company	2.100	08-01-27	3,000,000	2,923,468
Pacific Gas & Electric Company	5.000	06-04-28	6,000,000	6,112,171
PG&E Corp.	5.000	07-01-28	6,000,000	5,984,140
Independent power and renewable electricity producers 0.9%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,734,036	3,554,803
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	499,000	509,220
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	3,000,000	3,049,398
Vistra Operations Company LLC (A)	5.000	07-31-27	3,975,000	3,969,268
Vistra Operations Company LLC (A)	5.050	12-30-26	3,000,000	3,032,564
Multi-utilities 0.4%
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%) (B)	7.000	02-15-55	2,500,000	2,627,528

Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,500,000	2,617,763
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (D) 0.1%				$1,370,132
(Cost $1,490,010)
Information technology 0.1%				1,370,132
IT services 0.1%
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.673	03-08-32	1,280,325	1,155,032
Software 0.0%

Clearwater Analytics LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.677	02-09-32	215,460	215,100

Collateralized mortgage obligations 2.7%				$40,196,273
(Cost $39,985,331)
Commercial and residential 2.1%				31,391,442
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	624,342	625,044
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49	47,773	46,935
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	634	632
CD Commercial Mortgage Trust
Series 2016-CD1, Class A3	2.459	08-10-49	1,228,376	1,222,983
Ellington Financial Mortgage Trust
Series 2024-CES1, Class A1 (5.522% to 12-1-28, then 6.522% thereafter) (A)	5.522	01-26-60	2,365,498	2,386,317
FS Commercial Mortgage Trust
Series 2023-4SZN, Class A (A)	7.066	11-10-39	3,000,000	3,039,899
GFH Mortgage Trust
Series 2025-IND, Class A (A)	5.148	06-15-33	4,000,000	4,040,338
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(F)	5.351	05-15-41	3,000,000	3,001,875
LHOME Mortgage Trust
Series 2025-RTL3, Class A1 (5.239% to 2-25-28, then 6.239% thereafter) (A)	5.239	08-25-40	3,000,000	3,019,096
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(F)	4.874	03-15-38	214,668	213,058
Manhattan West Mortgage Trust
Series 2020-1MW, Class A (A)	2.130	09-10-39	2,063,000	1,992,697
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	144,278	137,932
OBX Trust
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	1,007,870	1,015,084
PRM Trust
Series 2025-PRM6, Class A (A)(E)	4.480	07-05-33	2,000,000	2,008,001
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(E)	2.275	02-25-50	4,947	4,787
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) (A)(F)	5.103	02-15-42	3,000,000	2,973,671
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	1,159,401	1,160,787
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (A)	5.504	09-25-39	1,000,000	1,003,742
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(E)	3.750	05-25-58	20,533	20,279
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	75,177	72,278
Series 2021-SJ2, Class A1A (A)(E)	2.250	12-25-61	405,098	396,713
Wells Fargo Commercial Mortgage Trust
Series 2026-1250B, Class A (A)(E)	4.833	03-10-41	3,000,000	3,009,294
U.S. Government Agency 0.6%				8,804,831
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(F)	5.167	10-25-41	2,877,740	2,885,580
Series 2025-MN12, Class M1 (30 day Average SOFR + 1.750%) (A)(F)	5.417	11-25-45	2,996,231	2,996,477
Federal National Mortgage Association
Series 2025-R01, Class 1A1 (30 day Average SOFR + 0.950%) (A)(F)	4.617	01-25-45	1,640,180	1,640,684

Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(F)	4.667	05-25-45	1,278,331	1,282,090
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 19.6%				$296,335,909
(Cost $292,288,736)
Asset-backed securities 19.6%				296,335,909
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,064,899	1,058,225
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	3,086,175
Series 2023-2A, Class A2 (A)	6.500	11-16-48	3,250,000	3,291,810
Alloya Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.710	01-25-30	1,524,000	1,536,385
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.215	09-15-32	1,236,317	1,248,507
Series 2025-B, Class C (A)	4.697	09-15-33	2,967,076	2,988,479
American Express Credit Account Master Trust
Series 2025-1, Class A	4.560	12-17-29	4,000,000	4,064,256
Series 2025-4, Class A	4.300	07-15-30	3,000,000	3,045,414
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class D (A)	6.570	04-21-31	1,650,000	1,703,477
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	3,072,195	3,006,973
ARI Fleet Lease Trust
Series 2024-B, Class A3 (A)	5.260	04-15-33	1,000,000	1,019,284
Series 2025-A, Class A3 (A)	4.460	01-17-34	2,000,000	2,028,195
Series 2026-A, Class A3 (A)	4.090	11-15-34	2,000,000	2,015,959
Arivo Acceptance Auto Loan Receivables Trust
Series 2025-1A, Class A2 (A)	4.920	05-15-29	1,542,507	1,548,711
AutoNation Finance Trust
Series 2026-1A, Class A4 (A)	4.180	06-11-31	2,200,000	2,223,372
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,529,976
Series 2025-3A, Class A (A)	4.170	02-20-30	2,000,000	2,008,565
Barings Equipment Finance LLC
Series 2025-A, Class A3 (A)	5.450	08-13-32	2,131,000	2,189,432
Series 2026-A, Class A3 (A)	4.080	07-13-33	2,000,000	2,017,318
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	217,745	216,565
Blue Stream Issuer LLC
Series 2023-1A, Class C (A)	8.898	05-20-53	1,250,000	1,278,178
Series 2024-1A, Class C (A)	8.710	11-20-54	3,050,000	3,192,837
CAL Funding IV, Ltd.
Series 2020-1A, Class A (A)	2.220	09-25-45	1,630,000	1,570,526
CarMax Auto Owner Trust
Series 2025-1, Class A3	4.840	01-15-30	1,422,000	1,443,699
Series 2025-4, Class A3	4.260	12-16-30	1,132,000	1,137,477
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1 (A)	2.010	12-15-50	482,292	459,772
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,458,588	3,410,552
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,807,500	2,823,868
Series 2023-1A, Class B (A)	7.750	09-15-53	490,000	492,769
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	691,000	696,172
CCG Receivables Trust
Series 2025-1, Class C (A)	4.890	10-14-32	2,000,000	2,033,960
Series 2025-2, Class D (A)	5.080	08-15-34	930,000	938,961
Chase Auto Credit Linked Notes
Series 2025-1, Class B (A)	4.753	02-25-33	1,884,134	1,900,196
Chase Issuance Trust
Series 2025-A1, Class A	4.160	07-15-30	4,000,000	4,051,138
CIFC Funding, Ltd.
Series 2013-III, Class R (3 month CME Term SOFR + 1.200%) (A)(F)	4.868	04-24-31	2,000,000	2,000,254
Citibank Credit Card Issuance Trust
Series 2025-A1, Class A	4.300	06-21-30	5,000,000	5,073,162
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,153,948	$2,045,199
CNH Equipment Trust
Series 2024-C, Class A3	4.030	01-15-30	2,000,000	2,006,927
Commercial Equipment Finance LLC
Series 2025-1A, Class A (A)	4.830	05-15-31	1,787,384	1,795,698
Corporate One Auto Receivables Trust
Series 2026-1A, Class A3 (A)	4.150	03-15-30	3,000,000	3,007,847
Crossroads Asset Trust
Series 2025-A, Class A2 (A)	4.910	02-20-32	2,348,803	2,365,770
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,750,000	2,708,628
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,449,960	2,440,644
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,501,102
Series 2025-2, Class D (A)	4.830	03-22-32	3,000,000	3,016,249
Dext ABS LLC
Series 2025-2, Class B (A)	4.660	04-15-36	2,300,000	2,312,089
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	810,041
DLLAA LLC
Series 2025-1A, Class A3 (A)	4.950	09-20-29	1,000,000	1,021,613
DLLAD LLC
Series 2025-1A, Class A3 (A)	4.420	09-20-30	3,000,000	3,047,465
DLLMT LLC
Series 2026-1A, Class A3 (A)	4.200	12-20-29	1,000,000	1,006,805
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	2,202,420	2,196,805
Series 2018-1A, Class A2II (A)	4.328	07-25-48	1,895,000	1,892,577
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,030,547	2,954,723
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(F)	4.782	07-25-69	215,611	216,111
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	124,161	123,965
Series 2025-A, Class A (A)	4.540	01-25-40	3,226,741	3,252,239
Enterprise Fleet Financing LLC
Series 2024-4, Class A3 (A)	4.560	11-20-28	1,500,000	1,516,443
Series 2025-1, Class A3 (A)	4.820	02-20-29	1,133,000	1,152,738
Series 2025-2, Class A3 (A)	4.410	06-20-29	1,000,000	1,012,604
Series 2025-3, Class A3 (A)	4.460	09-20-29	4,500,000	4,565,098
Series 2026-1, Class A3 (A)	4.120	03-20-30	3,000,000	3,025,882
Evergreen Credit Card Trust
Series 2025-CRT5, Class B (A)	5.240	05-15-29	1,000,000	1,012,088
Ford Credit Auto Owner Trust
Series 2023-1, Class A (A)	4.850	08-15-35	5,000,000	5,102,996
GM Financial Consumer Automobile Receivables Trust
Series 2025-3, Class A3	4.180	08-16-30	2,592,000	2,615,579
GM Financial Revolving Receivables Trust
Series 2023-2, Class A (A)	5.770	08-11-36	4,000,000	4,206,205
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A3 (A)	4.490	04-16-29	2,000,000	2,023,804
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	5,167,000	5,125,859
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	736,477	754,212
Series 2024-3A, Class A (A)	4.980	08-27-40	1,685,239	1,710,794
Series 2025-1A, Class B (A)	5.180	05-27-42	2,126,088	2,164,387
Hipgnosis Music Assets LP
Series 2022-1, Class A (A)	5.000	05-16-62	1,648,032	1,646,722
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	5,633,000	5,544,208
Series 2021-1, Class C (A)	4.459	11-20-51	750,000	742,304
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
HPEFS Equipment Trust
Series 2025-1A, Class A3 (A)	4.430	09-20-32	2,600,000	$2,622,437
Series 2025-2A, Class D (A)	4.770	05-20-33	2,000,000	2,012,482
HTS Fund II LLC
Series 2025-1, Class A (A)	5.351	06-23-45	2,105,000	2,108,367
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1 (A)	4.835	09-20-33	2,480,052	2,499,579
InStar Leasing III LLC
Series 2021-1A, Class A (A)	2.300	02-15-54	2,342,152	2,245,956
John Deere Owner Trust
Series 2024-C, Class A3	4.060	06-15-29	2,426,000	2,434,614
Kubota Credit Owner Trust
Series 2025-2A, Class A3 (A)	4.420	09-17-29	5,000,000	5,064,961
LAD Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.790	04-15-30	1,750,000	1,776,495
M&T Equipment
Series 2025-1A, Class A3 (A)	4.780	09-17-29	3,000,000	3,050,639
Merchants Fleet Funding LLC
Series 2025-1A, Class A (A)	4.490	01-20-39	3,000,000	3,024,716
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	701,245	703,360
Series 2022-2A, Class A (A)	6.110	10-21-41	526,205	538,086
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	1,318,000	1,320,820
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,857,500	2,759,543
Nelnet Student Loan Trust
Series 2025-DA, Class B (A)	4.860	08-20-54	3,000,000	3,012,726
NextGear Floorplan Master Owner Trust
Series 2025-1A, Class A (A)	4.550	02-15-30	2,000,000	2,026,579
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A3	3.990	04-15-30	924,000	930,181
NMEF Funding LLC
Series 2023-A, Class B (A)	6.830	06-17-30	2,000,000	2,034,222
OCCU Auto Receivables Trust
Series 2025-1A, Class A3 (A)	4.810	11-15-29	3,125,000	3,153,764
Oxford Finance Credit Fund
Series 2025-A, Class A2 (A)	5.878	08-14-34	3,000,000	3,049,117
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 (A)	5.040	07-20-32	2,000,000	2,042,844
PFS Financing Corp.
Series 2023-A, Class B (A)	6.330	03-15-28	2,000,000	2,001,806
Series 2025-B, Class A (A)	4.850	02-15-30	2,000,000	2,038,080
Series 2025-D, Class A (A)	4.521	05-15-30	3,000,000	3,036,390
Series 2025-F, Class A (A)	4.400	08-15-30	3,363,000	3,404,480
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,300,000	1,302,372
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.141	01-18-33	1,022,000	1,030,399
Series 2025-A, Class C (A)	4.661	01-16-34	1,500,000	1,509,523
SCCU Auto Receivables Trust
Series 2025-1A, Class A3 (A)	4.570	01-15-31	1,875,000	1,898,435
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 (A)	4.330	06-20-36	1,562,000	1,579,889
SCF Equipment Trust LLC
Series 2025-1A, Class A3 (A)	5.110	11-21-33	2,750,000	2,825,183
SEB Funding LLC
Series 2021-1A, Class A2 (A)	4.969	01-30-52	2,992,500	2,992,485
Securitized Term Auto Receivables Trust
Series 2025-A, Class B (A)	5.038	07-25-31	1,148,784	1,160,983
Series 2025-B, Class B (A)	4.925	12-29-32	2,820,259	2,851,857
Series 2026-A, Class B (A)	4.284	03-25-33	2,000,000	2,009,007
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	918,210	877,705
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SFS Auto Receivables Securitization Trust
Series 2025-2A, Class A3 (A)	4.440	12-20-30	3,500,000	$3,534,185
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	798,006	813,577
Series 2025-3A, Class C (A)	4.980	08-22-44	1,032,736	1,037,922
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(F)	4.524	10-15-35	11,436	11,435
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	3,024,000	2,998,304
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,445,220	1,358,658
STAR Trust
Series 2025-SFR5, Class A (1 month CME Term SOFR + 1.450%) (A)(F)	5.110	02-17-42	1,817,601	1,821,527
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4 (A)	4.130	12-20-29	3,000,000	3,023,734
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	1,031,625	1,008,905
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,000,000	2,022,723
Toyota Auto Receivables Owner Trust
Series 2025-C, Class A3	4.110	03-15-30	4,000,000	4,031,748
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	2,697,917	2,560,088
Series 2021-1A, Class A (A)	1.860	03-20-46	538,427	503,652
USB Auto Owner Trust
Series 2025-1A, Class A3 (A)	4.490	06-17-30	1,500,000	1,514,948
VB-S1 Issuer LLC
Series 2022-1A, Class C2I (A)	3.156	02-15-52	600,000	588,677
Verizon Master Trust
Series 2025-1, Class A	4.710	01-21-31	1,250,000	1,272,852
Series 2025-5, Class A1A	4.400	06-20-31	4,000,000	4,057,033
Series 2025-9, Class A1A	3.960	10-21-30	857,000	860,316
Volkswagen Auto Lease Trust
Series 2025-A, Class A4	4.560	03-20-30	4,250,000	4,303,571
Volkswagen Auto Loan Enhanced Trust
Series 2025-2, Class A3	3.920	03-20-30	562,000	564,880
Volvo Financial Equipment LLC
Series 2024-1A, Class A3 (A)	4.290	10-16-28	1,500,000	1,507,548
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1 (A)	4.800	09-19-39	1,020,332	1,031,694
Series 2025-2A, Class A1 (A)	4.410	05-18-40	4,000,000	4,039,367
Series 2025-3A, Class A1 (A)	4.080	09-18-40	3,541,000	3,555,615
Willis Engine Structured Trust V
Series 2020-A, Class B (A)	4.212	03-15-45	2,756,117	2,680,592
Series 2020-A, Class C (A)	6.657	03-15-45	753,674	745,537
Willis Engine Structured Trust VII
Series 2023-A, Class A (A)	8.000	10-15-48	1,016,744	1,042,280
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	4,417,725	4,298,361
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	668,500	641,079

	Yield (%)	Shares	Value
Short-term investments 0.8%			$12,041,320
(Cost $12,041,271)
Short-term funds 0.8%			12,041,320
John Hancock Collateral Trust (G)	3.5447(H)	1,203,771	12,041,320

Total investments (Cost $1,493,720,702) 100.0%	$1,509,359,154
Other assets and liabilities, net 0.0%	251,141
Total net assets 100.0%	$1,509,610,295

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	13

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $741,625,541 or 49.1% of the fund’s net assets as of 2-28-26.
(B)	All or a portion of this security is on loan as of 2-28-26. The value of securities on loan amounted to $11,632,770.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 2-28-26.
The fund had the following country composition as a percentage of net assets on 2-28-26:
United States	83.5%
Canada	3.5%
United Kingdom	2.6%
France	1.3%
Other countries	9.1%
TOTAL	100.0%
14	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$142,212,290	—	$142,212,290	—
Foreign government obligations	15,335,552	—	15,335,552	—
Corporate bonds	1,001,867,678	—	1,001,867,678	—
Term loans	1,370,132	—	1,370,132	—
Collateralized mortgage obligations	40,196,273	—	40,196,273	—
Asset-backed securities	296,335,909	—	296,335,909	—
Short-term investments	12,041,320	$12,041,320	—	—
Total investments in securities	$1,509,359,154	$12,041,320	$1,497,317,834	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,203,771	$6,060,063	$74,919,822	$(68,939,663)	$1,232	$(134)	$48,977	—	$12,041,320
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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